Parent-Only Financial Statements, Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net cash provided by operating activities	$ 6,730	$ 36,073	$ 18,619
Available-for-sale debt securities:
Proceeds from sales	9,386	7,320	42,067
Prepayments and maturities	46,542	36,725	45,688
Purchases	(57,015)	(60,067)	(103,656)
Equity securities, not held for trading:
Proceeds from sales and capital returns	6,143	6,242	5,451
Purchases	(6,865)	(6,433)	(3,735)
Loans:
Other, net	1,465	(779)	(1,029)
Net cash provided (used) by investing activities	(29,631)	(7,754)	(13,152)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	(1,275)	2,531	14,020
Long-term debt:
Proceeds from issuance	53,381	47,595	43,575
Repayment	(60,996)	(40,565)	(80,802)
Preferred stock:
Proceeds from issuance	0	0	677
Redeemed	(1,550)	(2,150)	0
Cash dividends paid	(1,391)	(1,622)	(1,629)
Common stock:
Proceeds from issuance	380	632	1,211
Stock tendered for payment of withholding taxes	(302)	(331)	(393)
Repurchased	(24,533)	(20,633)	(9,908)
Cash dividends paid	(8,198)	(7,692)	(7,480)
Other, net	(276)	(248)	(133)
Net cash used by financing activities	(9,136)	(70,979)	(10,920)
Net change in cash, cash equivalents, and restricted cash	(32,037)	(42,660)	(5,453)
Cash, cash equivalents, and restricted cash at beginning of year	173,287	215,947	221,400
Cash, cash equivalents, and restricted cash at end of year	141,250	173,287	215,947
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities	27,601	19,024	22,233
Equity securities, not held for trading:
Proceeds from sales and capital returns	326	355	743
Purchases	(1,052)	(220)	(215)
Loans:
Net advances to subsidiaries	(3)	(7)	(35,876)
Capital notes and term loans made to subsidiaries	(5,286)	(2,441)	(73,729)
Principal collected on notes/loans made to subsidiaries	1,703	756	69,286
Net decrease (increase) in investment in subsidiaries	(384)	2,407	(2,029)
Other, net	22	109	113
Net cash provided (used) by investing activities	(4,674)	959	(17,875)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	(636)	12,467	(8,685)
Long-term debt:
Proceeds from issuance	20,369	1,876	22,217
Repayment	(8,143)	(9,162)	(13,709)
Preferred stock:
Proceeds from issuance	0	0	677
Redeemed	(1,550)	(2,150)	0
Cash dividends paid	(1,391)	(1,622)	(1,629)
Common stock:
Proceeds from issuance	380	632	1,211
Stock tendered for payment of withholding taxes	(302)	(331)	(393)
Repurchased	(24,533)	(20,633)	(9,908)
Cash dividends paid	(8,198)	(7,692)	(7,480)
Other, net	(275)	(248)	(138)
Net cash used by financing activities	(24,279)	(26,863)	(17,837)
Net change in cash, cash equivalents, and restricted cash	(1,352)	(6,880)	(13,479)
Cash, cash equivalents, and restricted cash at beginning of year	16,301	23,181	36,660
Cash, cash equivalents, and restricted cash at end of year	14,949	16,301	23,181
Parent Company [Member] | Subsidiary Banks [Member]
Available-for-sale debt securities:
Proceeds from sales	0	0	8,658
Prepayments and maturities	0	0	10,250
Purchases	0	0	(3,900)
Common stock:
Cash, cash equivalents, and restricted cash at beginning of year	16,301
Cash, cash equivalents, and restricted cash at end of year	14,948	16,301
Parent Company [Member] | Nonaffiliates [Member]
Available-for-sale debt securities:
Proceeds from sales	0	0	$ 8,824
Common stock:
Cash, cash equivalents, and restricted cash at beginning of year	0
Cash, cash equivalents, and restricted cash at end of year	$ 1	$ 0